Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: October 9, 2025

Payment Date	10/15/2025
Collection Period Start	9/1/2025
Collection Period End	9/30/2025
Interest Period Start	9/15/2025
Interest Period End	10/14/2025

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$—	$—	$—	—	Oct-26
Class A-2b Notes	$—	$—	$—	—	Oct-26
Class A-3 Notes	$343,295,618.25	$23,823,747.70	$319,471,870.55	0.807236	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$440,325,618.25	$23,823,747.70	$416,501,870.55

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$479,670,622.94	$453,805,836.99	0.369257
YSOC Amount	$36,524,796.40	$34,483,758.15
Adjusted Pool Balance	$443,145,826.54	$419,322,078.84
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$—	5.91000%	30/360	$—
Class A-2b Notes	$—	4.96208%	ACT/360	$—
Class A-3 Notes	$343,295,618.25	5.82000%	30/360	$1,664,983.75
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$440,325,618.25			$2,102,062.59

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$479,670,622.94	$453,805,836.99
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$443,145,826.54	$419,322,078.84
Number of Receivables Outstanding	33,364	32,512
Weighted Average Contract Rate	5.18%	5.19%
Weighted Average Remaining Term (months)	34.2	33.2

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,125,980.17
Principal Collections	$25,598,496.58
Liquidation Proceeds	$144,090.86
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$27,868,567.61
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$27,868,567.61

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$399,725.52	$399,725.52	$—	$—	$27,468,842.09
Interest - Class A-1 Notes	$—	$—	$—	$—	$27,468,842.09
Interest - Class A-2a Notes	$—	$—	$—	$—	$27,468,842.09
Interest - Class A-2b Notes	$—	$—	$—	$—	$27,468,842.09
Interest - Class A-3 Notes	$1,664,983.75	$1,664,983.75	$—	$—	$25,803,858.34
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$25,501,456.01
First Allocation of Principal	$—	$—	$—	$—	$25,501,456.01
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$25,456,563.84
Second Allocation of Principal	$—	$—	$—	$—	$25,456,563.84
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$25,411,671.67
Third Allocation of Principal	$9,733,539.41	$9,733,539.41	$—	$—	$15,678,132.26
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,633,240.09
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,363,240.09
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,363,240.09
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,543,031.80
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,543,031.80
Remaining Funds to Certificates	$1,543,031.80	$1,543,031.80	$—	$—	$—
Total	$27,868,567.61	$27,868,567.61	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$36,524,796.40
Increase/(Decrease)	$(2,041,038.25)
Ending YSOC Amount	$34,483,758.15

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$443,145,826.54	$419,322,078.84
Note Balance	$440,325,618.25	$416,501,870.55
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.06%	28	$266,289.37
Liquidation Proceeds of Defaulted Receivables[2]	0.03%	119	$144,090.86
Monthly Net Losses (Liquidation Proceeds)			$122,198.51
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.26%
Second Preceding Collection Period			0.06%
Preceding Collection Period			0.54%
Current Collection Period			0.31%
Four-Month Average Net Loss Ratio			0.29%
Cumulative Net Losses for All Periods			$2,914,578.00
Cumulative Net Loss Ratio			0.24%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.24%	63	$1,110,135.15
60-89 Days Delinquent	0.11%	26	$477,933.45
90-119 Days Delinquent	0.03%	8	$142,623.06
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.38%	97	$1,730,691.66

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$67,435.51
Total Repossessed Inventory		9	$166,249.55

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		34	$620,556.51
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.13%
Second Preceding Collection Period			0.16%
Preceding Collection Period			0.13%
Current Collection Period			0.14%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of September 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.31	0.07%	16	0.05%